Total Operating Expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Expenses [abstract]
Expenses related to professional fees for consulting, audit, and tax services	€ 6,300	€ 4,000	€ 1,700
General legal, insurance and facility related expenses	4,200	3,200	3,900
Preclinical costs	5,500	2,500	5,200
Clinical costs	9,169	5,919	3,409
IP costs	€ 3,300	€ 2,900	€ 2,700